Intangible Assets, Net	6 Months Ended
Jun. 30, 2026
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

Note 7 —INTANGIBLE ASSETS, NET

The following is a summary of intangible assets as of June 30, 2026 and December 31, 2025:

	June 30, 2026	December 31, 2025
Customer base arise from acquisition of a subsidiary (Note 3)	$55,000	$55,000
Total intangible assets	55,000	55,000
Less: accumulated amortization	(6,417)	(917)
Intangible assets, net	$48,583	$54,083

Amortization expense was $5,500 for the six months ended June 30, 2026, and nil for the six months ended June 30, 2025.

Amortization expense for the next five years is as follows：

Amortization expense
2026	$5,500
2027	11,000
2028	11,000
2029	11,000
2030	10,083
TOTAL	48,583